Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Estimated Future Amorization of Intangible Aseets

The total estimated future amortization expense of these intangible assets as of December 31, 2017 is as follows:

(In thousands)
Year ending December 31,
2018	$8,825
2019	8,825
2020	8,825
2021	8,825
2022	8,825
Thereafter	37,060

Total amortization expense	$81,185